REVENUE (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables present the disaggregation of revenue by reportable segment and type of service (in thousands):

	Brand Direct	Marketplace	Other	Corporate and Other	Total
Year ended December 31, 2020
Net revenue:
Customer acquisition	$179,681	$155,999	$—	$(30,051)	$305,630
Managed services	17,869	—	6,139	—	24,008
Software services	—	—	3,218	—	3,218
Total Net revenue	$197,550	$155,999	$9,357	$(30,051)	332,856
Year ended December 31, 2019
Net revenue:
Customer acquisition	$162,648	$73,398	$—	$(15,437)	$220,609
Managed services	12,090	—	2,533	—	14,623
Software services	—	—	3,064	—	3,064
Total Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296